Acquisitions Assets and Liabilities Assumed (Details) - USD ($) $ in Millions		12 Months Ended		24 Months Ended
	Nov. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Preliminary Purchase Price Allocation
Goodwill		$ 1,468.1	$ 1,198.9	$ 1,468.1	$ 498.7
DuPont
Preliminary Purchase Price Allocation
Trade receivables	$ 45.8
Inventories	379.7
Other current assets	51.3
Property, plant & equipment	424.7
Goodwill	974.7
Deferred tax assets	79.7
Other noncurrent assets	14.2
Total fair value of assets acquired	4,035.0
Accounts payable, trade and other	32.9
Accrued and other current liabilities	156.2
Accrued pension and other postretirement benefits, long-term	9.1
Environmental liabilities	2.6
Deferred tax liabilities	196.0
Other long-term liabilities	452.3
Total fair value of liabilities assumed	849.1
Total consideration paid	3,185.9
Less: Noncontrolling interest	(13.2)
Total consideration paid less noncontrolling interest	$ 3,172.7
Weighted average useful life of acquired intangible assets	20 years
DuPont | Fair Value Adjustment to Inventory
Preliminary Purchase Price Allocation
Step up value of finished goods				$ 89.8
DuPont | Indefinite-lived brands
Preliminary Purchase Price Allocation
Intangible assets:	$ 1,301.2
DuPont | Customer Relationships
Preliminary Purchase Price Allocation
Intangible assets:	$ 763.7
Cost of Sales and Services | DuPont | Fair Value Adjustment to Inventory
Preliminary Purchase Price Allocation
Step up value of finished goods		$ 69.6	$ 20.2